SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS, RSU Activity (Details) - Restricted Share Units [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding Restricted Share Unit [Roll Forward]
Outstanding, beginning of period (in shares)			12,755,167
Granted (in shares)		10,314,654	13,136,685
Vested (in shares)	[1]		(2,883,147)
Forfeited (in shares)			(1,395,516)
Outstanding, end of period (in shares)			21,613,189	12,755,167
Vested shares netted out to satisfy tax obligations (in shares)			784,120
Net issuance of shares (in shares)			729,047
Unrecognized share based compensation cost related to unvested RSUs			$ 85,762
Weighted-average period to be recognized			3 years 7 months 6 days
Weighted-Average Grant Date Fair Value Per Share [Rollforward]
Outstanding, beginning of period (in dollars per share)			$ 5.64
Granted (in dollars per share)			9.53	$ 5.94	$ 4.13
Vested (in dollars per share)	[1]		9.19
Forfeited (in dollars per share)			7.08
Outstanding, end of period (in dollars per share)			$ 8.16	$ 5.64

[1]	A portion of the shares that vest is netted out to satisfy the tax obligations of the recipient. During the year ended December 31, 2021, a total of 784,120 shares were netted out to satisfy tax obligations, resulting in net issuance of 729,047 shares.